Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	$ 4,751,231	¥ 32,987,800	¥ 30,869,300
Unamortized discount and debt issuance costs	(19,589)	(136,008)	(167,184)
Long-term Debt, Total	$ 4,731,642	¥ 32,851,792	¥ 30,702,116